Business Combinations	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business combinations

2.10 Business combinations

Accounting Policy:

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3 (Revised), Business Combinations.

The purchase price in an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition, which is the date on which control is transferred to the Group. The purchase price also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Contingent consideration is remeasured at fair value at each reporting date and changes in the fair value of the contingent consideration are recognized in the consolidated statement of comprehensive income.

The interest of non-controlling shareholders is initially measured either at fair value or at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity of subsidiaries.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value of assets acquired and liabilities assumed.

The payments related to options issued by the Group over the non-controlling interests in its subsidiaries are accounted as financial liabilities and initially recognized at the estimated present value of gross obligations. Such options are subsequently measured at fair value in order to reflect the amount payable under the option at the date at which it becomes exercisable. In the event that the option expires unexercised, the liability is derecognized.

Acquisition during the year ended March 31, 2026

During the year ended March 31, 2026 the Group, completed two business combinations by acquiring 100% partnership interests/voting interests in:

1) MRE Consulting Ltd., a leading Energy and business consulting services company, headquartered in Texas, U.S. on April 30, 2025, which is expected to bring newer capabilities for the Group in trading and risk management, especially in the energy sector.

2) The Missing Link Security Pty. Ltd., The Missing Link Security Limited and The Missing Link Automation Pty. Ltd. (collectively known as "The Missing Link"), a leading Cybersecurity service provider headquartered in Australia on April 30, 2025, which is expected to further strengthen the Group's capabilities in the cybersecurity sector and bolster its presence in the fast growing Australian Market.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	14	—	14
Intangible assets
Customer related	—	26	26
Vendor relationship	—	7	7
Brand	—	2	2
Deferred tax liabilities on intangible assets	—	(5)	(5)
Total	14	30	44
Goodwill			52
Total purchase price			96

(*)Includes cash and cash equivalents acquired of $12 million.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill amounting to $9 million is expected to be deductible for tax purposes.

The total purchase consideration of $96 million includes upfront cash consideration of $88 million and contingent consideration with an estimated fair value of $8 million as on the date of acquisition.

At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the probabilities assigned towards achievement of financial targets and discount rates ranging from 2% - 3%. The undiscounted value of contingent consideration as of March 31, 2026 was approximately $9 million.

Additionally, these acquisitions have retention bonus and management incentives payable to the employees of the acquiree over 2-3 years, subject to their continuous employment with the Group and achievement of financial targets for the respective years. Retention bonus and management incentives are recognized in employee benefit expenses in the Statement of Comprehensive Income over the period of service.

Fair value of trade receivables acquired is $23 million as of acquisition date and as of March 31, 2026, the amounts are substantially collected.

Transaction costs that the Group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of $4 million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2026.

Acquisition during the year ended March 31, 2025

InSemi

On May 10, 2024, Infosys Ltd acquired 100% voting interests in InSemi Technology Services Private Limited, a semiconductor design services company headquartered in India. This acquisition is expected to strengthen our expertise in semiconductor ecosystem and Engineering R&D services.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(1)	5	—	5
Intangible assets
Customer related	—	7	7
Brand	—	2	2
Deferred tax liabilities on intangible assets	—	(2)	(2)
Total	5	7	12
Goodwill			12
Total purchase price			24

(1) Includes cash and cash equivalents acquired of $5 million.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill is not tax-deductible.

The purchase consideration of $24 million includes cash of $20 million and contingent consideration with an estimated fair value of $4 million as on the date of acquisition.

At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the probabilities assigned towards achievement of financial targets and discount rate of 5.9%. The undiscounted value of contingent consideration as of March 31, 2026 was $4 million.

Additionally, this acquisition has retention bonus and management incentive payable to the employees of the acquiree over three years, subject to their continuous employment with the Group and achievement of financial targets for the respective years. Bonus and incentives are recognized in employee benefit expenses in the Consolidated Statement of Comprehensive Income over the period of service.

Fair value of trade receivables acquired is $4 million as of acquisition date and as of March 31, 2026 the amounts are fully collected.

Transaction costs that the Group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of less than a million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2025.

in-tech Holding GmbH

On July 17, 2024, Infosys Germany GmbH wholly owned step-down subsidiary of Infosys Limited acquired 100% voting interests in in-tech Holding GmbH, a leading provider of engineering R&D services headquartered in Germany. This acquisition is expected to strengthen Infosys’ engineering R&D capabilities and reaffirms its continued commitment to global clients to navigate their digital engineering journey.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Assets(*)	87	—	87
Liabilities	(43)	—	(43)
Intangible Assets
Customer related	—	205	205
Brand	—	18	18
Deferred tax liabilities on intangible assets		(61)	(61)
Goodwill			297
Loan	(118)	—	(118)
Total purchase price	(74)	162	385
Loan repayment			118
Total cash outflow			503

(*) Includes cash and cash equivalents acquired of $23 million.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill is not tax-deductible.

The total purchase consideration of $385 million comprises the cash consideration paid to selling shareholders at the acquisition date.

Additionally, this acquisition has retention bonus and management incentive payable to the employees of the acquiree over two to five years, subject to their continuous employment with the Group and achievement of financial targets for the respective years. Bonus and incentives are recognized in employee benefit expenses in the Consolidated Statement of Comprehensive Income over the period of service.

Fair value of trade receivables acquired is $17 million as of acquisition date and as of March 31, 2026 the amounts are fully collected.

Transaction costs that the Group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2025.

Proposed acquisitions

On August 13, 2025, Infosys Singapore Pte. Ltd., a wholly owned subsidiary of Infosys Limited, entered into a definitive agreement to acquire 75% of the equity share capital in Telstra Purple Pty Ltd, including some of its subsidiaries (together known as Versent Group), Australia’s leading Digital Transformation Solutions Provider for a consideration including earn-outs and deferred consideration amounting up to AUD 233 million (approximately $152 million), excluding retention bonus and management incentives, subject to regulatory approvals and customary closing adjustments.

Update on acquisition completed after the end of the reporting period

On March 25, 2026, Infosys Nova Holdings LLC a wholly-owned subsidiary of Infosys Limited, entered into a definitive agreement to acquire 100% of the partnership interests of Stratus Global LLC, a leading insurance technology partner serving P&C insurers and managing general agents (MGAs), headquartered in USA, for a consideration including earn-outs amounting up to $95 million, excluding management incentives, and retention bonus, subject to customary closing adjustments. Subsequently in April 2026, as on the date these financial statements were authorized for issuance, Infosys Nova Holdings LLC has completed its acquisition of Stratus Global LLC.

On March 25, 2026, Infosys Nova Holdings LLC , a wholly-owned subsidiary of Infosys Limited, entered into a definitive agreement to acquire 100% of the equity share capital of Optimum Achieve Holdings Inc., a leading healthcare digital transformation and consulting firm headquartered in USA, along with its other subsidiaries including Optimum Healthcare IT, LLC, for a consideration including earn-outs amounting up to $465 million, excluding management incentives and retention bonus, subject to customary closing adjustments. Subsequently in May 2026, as on the date these financial statements were authorized for issuance, Infosys Nova Holdings LLC has completed its acquisition of Optimum Achieve Holdings Inc.

Given the recent timing of these acquisitions and pending completion of the valuations for identifiable net assets acquired and liabilities assumed, at the time these financial statements were authorized for issuance, the initial accounting for these business combinations is incomplete. Accordingly, all the required disclosures for these business combinations have not been made.